UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Jun. 30, 2016	Dec. 31, 2015
Current
Cash and cash equivalents		$ 64,720	$ 105,235
Restricted cash and short-term receivables	[1]	196,399	228,202
Trade accounts receivable	[2]	5,123	4,474
Inventory		5,595	8,650
Other receivables, prepaid expenses and accrued income		11,417	24,753
Assets held-for-sale	[1]	706,633	267,034
Total current assets		989,887	638,348
Non-current
Restricted cash		280,386	180,361
Investment in affiliates		510,451	541,565
Cost method investments		7,347	7,347
Newbuildings		0	13,561
Asset under development		619,750	501,022
Vessels and equipment, net		1,915,368	2,336,144
Other non-current assets		32,812	50,850
Total assets		4,356,001	4,269,198
Current
Current portion of long-term debt and short-term debt, net of deferred finance charges	[1],[3]	734,755	491,398
Trade accounts payable		9,907	53,281
Accrued expenses		89,946	53,333
Other current liabilities		126,187	148,077
Liabilities held-for-sale	[1],[2]	432,856	201,213
Amounts due to related parties	[1],[2]	136,518	7,128
Total current liabilities		1,530,169	954,430
Long-term
Long-term debt, net of deferred finance charges	[1],[3]	1,030,801	1,344,509
Other long-term liabilities		51,099	54,080
Total liabilities		2,612,069	2,353,019
Equity
Stockholders' equity		1,710,890	1,895,366
Non-controlling interests		33,042	20,813
Total liabilities and stockholders' equity		$ 4,356,001	$ 4,269,198

[1]	Included within restricted cash and short-term receivables, debt balances and assets and liabilities held-for-sale are amounts relating to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under US GAAP into our financial statements as variable interest entities (see note 8).
[2]	This includes amounts arising from transactions with related parties (see note 16).
[3]	Following the adoption of the amendments to ASC 835, deferred charges have been re-classified as a direct deduction to the related debt as of June 30, 2016 and December 31, 2015.